CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,612,316)	$ (3,257,597)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	259,347	132,615
Issuance of capital stock for services and expenses	348,900	440,319
Stock based compensation - warrants	117,458	239,680
Conversion of interest	0	64,233
Stock based compensation - stock option grants	1,141,674	50,899
Amortization of debt discount	2,771,270	475,174
Conversion of accrued liabilites - related parties to notes payable	0	491,802
Provision on loss on accounts receivable	0	10,747
Issuance of common stock for conversion of liabilities	0	199,935
Non-cash gain on debt settlements	(355,000)	(170,309)
Loss on sale of property and equipment	32,777	0
Right of use, net	2,610	0
Changes in operating assets and liabilities:
Accounts receivable	257,489	362,035
Prepaid expenses	13,705	7,547
Inventory	196,479	22,327
Other assets	(6,596)	(2,100)
Accounts payable - trade and accrued expenses	(215,873)	(176,495)
Deferred revenue	(55,959)	(7,943)
NET CASH (USED IN) OPERATING ACTIVITIES	(3,104,035)	(1,117,131)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in research and development equipments	(79,932)	(97,251)
NET CASH (USED IN) BY INVESTING ACTIVITIES:	(79,932)	(97,251)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments on line of credit	(92,094)	(220,539)
Proceeds from convertible notes payable	4,242,490	636,000
Proceeds from issuance of common/preferred stock, net of costs	0	1,750,000
Issuance of common stock for warrant exercise	0	80,147
Repayment of note payable	0	(200,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,150,396	2,045,608
NET INCREASE IN CASH AND CASH EQUIVALENTS	966,429	831,226
CASH AND CASH EQUIVALENTS, beginning of period	934,407	103,181
CASH AND CASH EQUIVALENTS, end of period	1,900,836	934,407
Supplemental disclosures of cash flow information:
Interest paid	22,521	64,228
Taxes paid	0	0
Non-cash investing and financing activities:
Beneficial conversion feature	2,857,960	348,096
Related party accounts converted to notes	0	1,184,066
Issuance of common stock for technology	0	520,000
Penalty on notes payable	0	75,000
Issuance of warrant to debt holders	1,384,530	0
Issuance of warrants for services related to debt offering	1,072,095	0
Cashless warrant exercise	$ 127,414	$ 0